Schedule of Investments (unaudited)	iShares® MSCI Kuwait ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.5%
Agility Public Warehousing Co. KSC	1,279,826	$2,538,924
Passenger Airlines — 2.1%
Jazeera Airways Co. KSCP	195,967	1,210,656
Banks — 57.8%
Al Ahli Bank of Kuwait KSCP	1,424,277	1,415,057
Boubyan Bank KSCP	60,374	117,666
Burgan Bank SAK	883,526	542,897
Gulf Bank KSCP	2,229,067	1,854,166
Kuwait Finance House KSCP	5,469,647	12,562,830
Kuwait International Bank KSCP	1,808,597	957,848
Kuwait Projects Co. Holding KSCP(a)	3,642,467	1,442,810
National Bank of Kuwait SAKP	4,159,838	12,438,896
Warba Bank KSCP	1,942,097	1,338,036
		32,670,206
Capital Markets — 1.7%
Boursa Kuwait Securities Co. KPSC	144,957	858,147
Noor Financial Investment Co. KSC	220,842	108,355
		966,502
Chemicals — 1.6%
Boubyan Petrochemicals Co. KSCP	342,194	895,806
Construction & Engineering — 0.8%
Combined Group Contracting Co. SAK	366,279	475,456
Diversified Consumer Services — 3.0%
Humansoft Holding Co. KSC	150,117	1,685,384
Financial Services — 2.6%
A'ayan Leasing & Investment Co. KSCP	1,444,301	684,056
Alimtiaz Investment Group KSC(a)	780,594	153,182
National Investments Co. KSCP	1,067,919	658,700
		1,495,938
Electrical Equipment — 0.7%
Gulf Cable & Electrical Industries Co. KSCP	98,501	367,966
Energy Equipment & Services — 1.2%
Heavy Engineering & Ship Building Co. KSCP	331,718	655,918
Food Products — 0.8%
Mezzan Holding Co. KSCC	318,711	440,423
Independent Power and Renewable Electricity Producers — 0.5%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	469,207	280,678
Industrial Conglomerates — 1.7%
National Industries Group Holding SAK	1,566,424	986,702
Security	Shares	Value

Real Estate Management & Development — 11.0%
Commercial Real Estate Co. Ksc	3,614,925	$1,144,987
Kuwait Real Estate Co. KSC	2,377,548	841,762
Mabanee Co. KPSC	864,401	2,081,339
National Real Estate Co. KPSC(a)	3,314,861	850,698
Salhia Real Estate Co. KSCP	784,237	1,322,011
		6,240,797
Specialty Retail — 1.9%
Ali Alghanim Sons Automotive Co. KSCC, NVS	346,496	1,070,175
Trading Companies & Distributors — 2.0%
ALAFCO Aviation Lease & Finance Co. KSCP(a)	796,475	491,678
Integrated Holding Co. KCSC	507,952	613,533
		1,105,211
Wireless Telecommunication Services — 4.5%
Mobile Telecommunications Co. KSCP	1,517,933	2,565,018
Total Common Stocks — 98.4%
(Cost: $55,089,413)		55,651,760

Rights

Banks — 0.1%
Kuwait International Bank KSCP (Expires 06/20/23)	684,014	44,259
Total Rights — 0.1%
(Cost: $0)		44,259
Total Long-Term Investments — 98.5%
(Cost: $55,089,413)		55,696,019

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(b)(c)	1,130,000	1,130,000

Total Short-Term Securities — 2.0%
(Cost: $1,130,000)		1,130,000

Total Investments — 100.5%
(Cost: $56,219,413)		56,826,019

Liabilities in Excess of Other Assets — (0.5)%		(280,646)

Net Assets — 100.0%		$56,545,373

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kuwait ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$50,000	$1,080,000	(a)	$—	$—	$—	$1,130,000	1,130,000	$1,752	$—

(a)	Represents net amount purchased (sold).

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	06/16/23	$96	$(701)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,651,079	$54,000,681	$—	$55,651,760
Rights	44,259	—	—	44,259
Short-Term Securities
Money Market Funds	1,130,000	—	—	1,130,000
	$2,825,338	$54,000,681	$—	$56,826,019
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(701)	$—	$—	$(701)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kuwait ETF
May 31, 2023

Portfolio Abbreviation

NVS	Non-Voting Shares

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